3. SIGNIFICANT ACCOUNTING POLICIES: Lease Liability: Schedule of Maturity of contractual lease (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Details
Contractual undiscounted cash flows (USD), Less than a year	$ 58,979	$ 51,097
Contractual undiscounted cash flows (USD), One to five years	152,365	199,390
Contractual undiscounted cash flows (USD), More than 5 years	0	0
Contractual undiscounted cash flows (USD), Total	$ 211,344	$ 250,487